Loans and Allowance for Credit Losses - Impaired Loans Average Recorded Investment and Interest Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 7,341	$ 7,338	$ 7,740
Interest Income Recognized	340	369	340
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	414	382	470
Interest Income Recognized	9	29	18
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	592	889	1,314
Interest Income Recognized	26	39	43
Residential Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,742	2,749	2,717
Interest Income Recognized	140	134	130
Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	273	366	510
Interest Income Recognized	9	16	28
Other Retail [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	377	424	301
Interest Income Recognized	17	24	19
Total Impaired Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	4,398	4,810	5,312
Interest Income Recognized	201	242	238
Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,609	1,967	1,448
Interest Income Recognized	124	100	73
Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	334	561	980
Interest Income Recognized	$ 15	$ 27	$ 29